Pension and severance plans	12 Months Ended
Mar. 31, 2011
Pension and severance plans [Abstract]
Pension and severance plans

15.	Pension and severance plans

Upon terminating employment, employees of Sony Corporation and its subsidiaries in Japan are entitled, under most circumstances, to lump-sum indemnities or pension payments as described below. In July 2004, Sony Corporation and certain of its subsidiaries amended their pension plans and introduced a point-based plan under which a point is added every year reflecting the individual employee’s performance over that year. Under the point-based plan, the amount of payment is determined based on sum of cumulative points from past services and interest points earned on the cumulative points regardless of whether or not the employee is voluntarily retiring.

Under the plans, in general, the defined benefits cover 65% of the indemnities under existing regulations to employees. The remaining indemnities are covered by severance payments by the companies. The pension benefits are payable at the option of the retiring employee either in a lump-sum amount or monthly pension payments. Contributions to the plans are funded through several financial institutions in accordance with the applicable laws and regulations.

Several of Sony’s foreign subsidiaries have defined benefit pension plans or severance indemnity plans, which substantially cover all of their employees. Under such plans, the related cost of benefits is currently funded or accrued. Benefits awarded under these plans are based primarily on the current rate of pay and length of service.

In September 2006, the FASB issued new accounting guidance for defined benefit pension and other postretirement plans, which requires plan assets and benefit obligations be measured at fiscal year end date. Sony implemented the measurement date provisions of this guidance for the fiscal year ended March 31, 2009 and, accordingly, adjustments of beginning retained earnings totaling 668 million yen and accumulated other comprehensive income totaling 630 million yen were recorded, respectively.

The components of net periodic benefit costs for the fiscal years ended March 31, 2009, 2010 and 2011 were as follows:

Japanese plans:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Service cost	28,652	30,980	29,589
Interest cost	15,208	15,402	16,067
Expected return on plan assets	(18,950)	(16,969)	(17,987)
Recognized actuarial loss	12,440	16,000	11,802
Amortization of prior service costs	(10,358)	(10,391)	(10,391)

Net periodic benefit costs	26,992	35,022	29,080

Foreign plans:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Service cost	10,557	3,645	4,160
Interest cost	11,869	12,083	11,165
Expected return on plan assets	(10,569)	(8,652)	(9,135)
Amortization of net transition asset	212	67	20
Recognized actuarial loss	507	857	2,911
Amortization of prior service costs	(262)	30	(32)
Losses (gains) on curtailments and settlements	1,569	1,766	(31)

Net periodic benefit costs	13,883	9,796	9,058

The estimated net actuarial loss, prior service cost and obligation (asset) existing at transition for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit costs over the next fiscal year are 13,454 million yen, 10,761 million yen and 79 million yen, respectively.

The changes in the benefit obligation and plan assets as well as the funded status and composition of amounts recognized in the consolidated balance sheets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2010	2011	2010	2011

Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	709,098	709,554	196,750	231,341
Service cost	30,980	29,589	3,645	4,160
Interest cost	15,402	16,067	12,083	11,165
Plan participants’ contributions	—	—	322	764
Amendments	(433)	—	3,950	(6,677)
Actuarial (gain) loss	(10,103)	6,424	36,311	(6,869)
Foreign currency exchange rate changes	—	—	(5,968)	(16,994)
Curtailments and settlements	—	(404)	(1,441)	(166)
Benefits paid	(35,390)	(25,377)	(14,311)	(10,227)

Benefit obligation at end of the fiscal year	709,554	735,853	231,341	206,497

Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	443,977	515,701	98,739	134,226
Actual return on plan assets	59,654	4,327	31,775	10,930
Foreign currency exchange rate changes	—	—	(1,502)	(9,121)
Employer contribution	32,803	34,892	18,387	13,029
Plan participants’ contributions	—	—	322	764
Curtailments and settlements	—	—	(407)	(217)
Benefits paid	(20,733)	(18,272)	(13,088)	(9,224)

Fair value of plan assets at end of the fiscal year	515,701	536,648	134,226	140,387

Funded status at end of the fiscal year	(193,853)	(199,205)	(97,115)	(66,110)

Amounts recognized in the consolidated balance sheets consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2010	2011	2010	2011

Noncurrent assets	1,116	1,454	2,760	3,894
Current liabilities	—	—	(2,778)	(2,716)
Noncurrent liabilities	(194,969)	(200,659)	(97,097)	(67,288)

Ending balance	(193,853)	(199,205)	(97,115)	(66,110)

Amounts recognized in accumulated other comprehensive income, excluding tax effects, consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2010	2011	2010	2011

Prior service cost (credit)	(96,865)	(86,470)	2,966	(3,930)
Net actuarial loss	270,241	278,895	49,209	33,919
Obligation existing at transition	—	—	231	204

Ending balance	173,376	192,425	52,406	30,193

The accumulated benefit obligations for all defined benefit pension plans were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2010	2011	2010	2011

Accumulated benefit obligations	705,537	731,666	192,260	183,954

The projected benefit obligations, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2010	2011	2010	2011

Projected benefit obligations	709,554	735,853	177,131	176,755
Accumulated benefit obligations	705,537	731,666	163,120	167,609
Fair value of plan assets	515,701	536,648	100,526	121,338

Weighted-average assumptions used to determine benefit obligations as of March 31, 2010 and 2011 were as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2010	2011	2010	2011

Discount rate	2.3%	2.1%	5.5%	5.2%
Rate of compensation increase	*	*	4.0	3.5

*	As of March 31, 2010 and 2011, substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Weighted-average assumptions used to determine the net periodic benefit costs for the fiscal years ended March 31, 2009, 2010 and 2011 were as follows:

	Japanese plans				Foreign plans
	Fiscal year ended March 31				Fiscal year ended March 31
	2009	2010	2011		2009	2010	2011

Discount rate	2.3%	2.2%	2.3%		6.0%	6.5%	5.5%
Expected return on plan assets	3.9	3.6	2.9		7.1	6.5	5.9
Rate of compensation increase	2.5	2.7		*	3.4	3.2	4.0

*	As of March 31, 2011, substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Sony reviews these assumptions for changes in circumstances.

The weighted-average rate of compensation increase is calculated based only on the pay-related plans. The point-based plans discussed above are excluded from the calculation because payments made under the plan are not based on employee compensation.

To determine the expected long-term rate of return on pension plan assets, Sony considers the current and expected asset allocations, as well as the historical and expected long-term rates of returns on various categories of plan assets. Sony’s pension investment policy recognizes the expected growth and the variability risk associated with the long-term nature of pension liabilities, the returns and risks of diversification across asset classes, and the correlation among assets. The asset allocations are designed to maximize returns consistent with levels of liquidity and investment risk that are considered prudent and reasonable. While the pension investment policy gives appropriate consideration to recent market performance and historical returns, the investment assumptions utilized by Sony are designed to achieve a long-term return consistent with the long-term nature of the corresponding pension liabilities.

The investment objectives of Sony’s plan assets are designed to generate returns that will enable the plans to meet their future obligations. The precise amount for which these obligations will be settled depends on future events, including the retirement dates and life expectancy of the plans’ participants. The obligations are estimated using actuarial assumptions, based on the current economic environment and other pertinent factors. Sony’s investment strategy balances the requirement to generate returns, using potentially higher yielding assets such as equity securities, with the need to control risk in the portfolio with less volatile assets, such as fixed-income securities. Risks include, among others, inflation, volatility in equity values and changes in interest rates that could negatively impact the funding level of the plans, thereby increasing its dependence on contributions from Sony. To mitigate any potential concentration risk, thorough consideration is given to balancing the portfolio among industry sectors and geographies, taking into account interest rate sensitivity, dependence on economic growth, currency and other factors that affect investment returns. The target allocations as of March 31, 2011, are, as a result of Sony’s asset liability management, 28% of equity securities, 58% of fixed income securities and 14% of other investments for the pension plans of Sony Corporation and most of its subsidiaries in Japan, and, on a weighted average basis, 54% of equity securities, 34% of fixed income securities and 12% of other investments for the pension plans of foreign subsidiaries.

The fair values of the assets held by Japanese and foreign plans, which are classified in accordance with the fair value hierarchy described in Note 2, are as follows:

	Japanese plans
	Yen in millions
	Fair value	Fair value measurements
	at March 31,	using inputs considered as
Asset class	2010	Level 1	Level 2	Level 3

Cash and cash equivalents	11,665	11,665	—	—
Equity:
Equity securities(a)	136,495	136,495	—	—
Fixed income:
Government bonds(b)	201,240	—	201,240	—
Corporate bonds(c)	22,691	—	22,691	—
Asset-backed securities(d)	4,779	—	4,779	—
Commingled funds(e)	62,703	—	62,703	—
Commodity funds(f)	1,638	—	1,638	—
Private equity(g)	21,337	—	—	21,337
Hedge funds(h)	51,498	—	—	51,498
Real estate	1,655	—	—	1,655

Total	515,701	148,160	293,051	74,490

	Japanese plans
	Yen in millions
	Fair value	Fair value measurements
	at March 31,	using inputs considered as
Asset class	2011	Level 1	Level 2	Level 3

Cash and cash equivalents	25,151	25,151	—	—
Equity:
Equity securities(a)	127,695	125,692	2,003	—
Fixed income:
Government bonds(b)	226,183	—	226,183	—
Corporate bonds(c)	23,375	—	23,375	—
Asset-backed securities(d)	3,451	—	3,451	—
Commingled funds(e)	63,693	—	63,693	—
Commodity funds(f)	1,991	—	1,991	—
Private equity(g)	19,888	—	—	19,888
Hedge funds(h)	43,688	—	—	43,688
Real estate	1,533	—	—	1,533

Total	536,648	150,843	320,696	65,109

(a)	Includes approximately 62 percent and 64 percent of Japanese equity securities, and 38 percent and 36 percent of foreign equity securities for the fiscal years ended March 31, 2010 and 2011, respectively.

(b)	Includes approximately 63 percent and 65 percent of debt securities issued by Japanese national and local governments, and 37 percent and 35 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2010 and 2011, respectively.

(c)	Includes debt securities issued by Japanese and foreign corporation and government related agencies.

(d)	Includes primarily mortgage-backed securities.

(e)	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 38 percent and 39 percent of investments in equity, 57 percent and 58 percent of investments in fixed income, and 5 percent and 3 percent of investments in other for the fiscal years ended March 31, 2010 and 2011, respectively.

(f)	Represents commodity futures funds.

(g)	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.

(h)	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.

	Foreign plans
	Yen in millions
	Fair value	Fair value measurements
	at March 31,	using inputs considered as
Asset class	2010	Level 1	Level 2	Level 3

Cash and cash equivalents	1,775	1,775	—	—
Equity:
Equity securities(a)	39,885	33,657	6,228	—
Fixed income:
Government bonds(b)	20,553	—	20,553	—
Corporate bonds(c)	12,584	—	8,013	4,571
Asset-backed securities	3,135	—	3,060	75
Insurance contracts(d)	6,166	—	6,166	—
Commingled funds(e)	45,655	—	45,127	528
Real estate and other(f)	4,473	653	43	3,777

Total	134,226	36,085	89,190	8,951

	Foreign plans
	Yen in millions
	Fair value	Fair value measurements
	at March 31,	using inputs considered as
Asset class	2011	Level 1	Level 2	Level 3

Cash and cash equivalents	860	860	—	—
Equity:
Equity securities(a)	38,512	33,273	5,239	—
Fixed income:
Government bonds(b)	21,405	—	21,405	—
Corporate bonds(c)	14,994	—	10,148	4,846
Asset-backed securities	2,053	—	2,053	—
Insurance contracts(d)	6,718	—	6,718	—
Commingled funds(e)	50,517	—	49,987	530
Real estate and other(f)	5,328	45	1,510	3,773

Total	140,387	34,178	97,060	9,149

(a)	Includes primarily foreign equity securities.

(b)	Includes primarily foreign government debt securities.

(c)	Includes primarily foreign corporate debt securities.

(d)	Represents annuity contracts with or without profit sharing.

(e)	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.

(f)	Includes primarily private real estate investment trusts.

Each level in the fair value hierarchy in which each plan asset is classified is determined based on inputs used to measure the fair values of the asset, and does not necessarily indicate the risks or rating of the asset.

The following is a description of the valuation techniques used to measure Japanese and foreign plan assets at fair value. There were no changes in valuation techniques during the fiscal years ended March 31, 2010 and 2011.

Equity securities are valued at the closing price reported in the active market in which the individual securities are traded. These assets are generally classified as level 1.

The fair value of fixed income securities is typically estimated using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and are generally classified as level 2.

Commingled funds are typically valued using the net asset value provided by the administrator of the fund and reviewed by Sony. The net asset value is based on the value of the underlying assets owned by the fund, minus liabilities and divided by the number of shares or units outstanding. These assets are classified as level 1, level 2 or level 3 depending on availability of quoted market prices.

Commodity funds are valued using inputs that are derived principally from or corroborated by observable market data. These assets are generally classified as level 2.

Private equity and private real estate investment trust valuations require significant judgment due to the absence of quoted market prices, the inherent lack of liquidity and the long-term nature of such assets. These assets are initially valued at cost and are reviewed periodically utilizing available and relevant market data to determine if the carrying value of these assets should be adjusted. These investments are classified as level 3. The valuation methodology is applied consistently from period to period.

Hedge funds are valued using the net asset value as determined by the administrator or custodian of the fund. These investments are classified as level 3.

The following table sets forth a summary of changes in the fair values of Japanese and foreign plans’ level 3 assets for the fiscal years ended March 31, 2010 and 2011:

	Japanese plans
	Yen in millions
	Fair value measurement using significant unobservable
	inputs (Level 3)
	Private equity	Hedge funds	Real estate	Total

Beginning balance at April 1, 2009	23,028	40,443	2,606	66,077
Return on assets held at end of year	(1,691)	79	(951)	(2,563)
Return on assets sold during the year	—	—	—	—
Purchases, sales, and settlements, net	—	10,976	—	10,976
Transfers, net	—	—	—	—

Ending balance at March 31, 2010	21,337	51,498	1,655	74,490

Return on assets held at end of year	(1,449)	2,467	(122)	896
Return on assets sold during the year	—	(436)	—	(436)
Purchases, sales, and settlements, net	—	(9,841)	—	(9,841)
Transfers, net	—	—	—	—

Ending balance at March 31, 2011	19,888	43,688	1,533	65,109

	Foreign plans
	Yen in millions
	Fair value measurement using significant unobservable
	inputs (Level 3)
	Corporate	Asset-backed	Commingled	Real estate
	bonds	securities	funds	and other	Total

Beginning balance at April 1, 2009	—	74	849	4,085	5,008
Return on assets held at end of year	302	14	5	23	344
Return on assets sold during the year	—	—	—	(89)	(89)
Purchases, sales, and settlements, net	4,269	(9)	(288)	(95)	3,877
Transfers, net	—	—	—	—	—
Other*	—	(4)	(38)	(147)	(189)

Ending balance at March 31, 2010	4,571	75	528	3,777	8,951

Return on assets held at end of year	503	—	9	490	1,002
Return on assets sold during the year	—	5	—	—	5
Purchases, sales, and settlements, net	260	(72)	—	(159)	29
Transfers, net	—	—	—	—	—
Other*	(488)	(8)	(7)	(335)	(838)

Ending balance at March 31, 2011	4,846	—	530	3,773	9,149

*	Primarily consists of translation adjustments.

Sony makes contributions to its defined benefit pension plans as deemed appropriate by management after considering the fair value of plan assets, expected return on plan assets and the present value of benefit obligations. Sony expects to contribute approximately 35 billion yen to the Japanese plans and approximately 11 billion yen to the foreign plans during the fiscal year ending March 31, 2012.

The expected future benefit payments are as follows:

	Japanese plans	Foreign plans
Fiscal year ending March 31,	Yen in millions	Yen in millions

2012	24,690	10,620
2013	26,321	9,663
2014	28,653	10,597
2015	31,571	10,348
2016	34,355	10,759
2017 — 2021	199,824	62,305